Shareholder Report, Holdings (Details) - C000237197 [Member]	Jun. 30, 2025
Arbor Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ladder Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Starwood Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Blackstone Mortgage Trust Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Apollo Commercial Real Estate Finance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Franklin BSP Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Redwood Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
TPG RE Finance Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ready Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BrightSpire Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%